UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified Emerging Markets Fund

Dreyfus/Newton International Equity Fund

Dreyfus Tax Sensitive Total Return Bond Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/The Boston Company Small Cap Growth Fund

Dreyfus/The Boston Company Small Cap Value Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2017 (Unaudited)

Common Stocks - 52.1%	Shares		Value ($)
Brazil - 1.7%
Banco Bradesco	7,250		60,400
Banco BTG Pactual	50,300	[a]	219,395
BR Malls Participacoes	4,335		15,637
CCR	24,200		123,451
Cia de Saneamento Basico do Estado de Sao Paulo	89,900		859,137
EcoRodovias Infraestrutura e Logistica	202,500		632,641
EDP - Energias do Brasil	71,400		305,824
Hypermarcas	58,200		488,382
Petroleo Brasileiro, ADR	19,009	[a]	151,882
Qualicorp	52,100		451,348
			3,308,097
Canada - .1%
Gran Tierra Energy	121,722	[a,b]	272,657
Chile - .5%
Aguas Andinas, Cl. A	164,900		96,728
Enel Generacion Chile	568,400		429,161
Itau CorpBanca	61,140,090		544,880
			1,070,769
China - 14.3%
Air China, Cl. H	326,000		336,128
Alibaba Group Holding, ADR	32,298	[a]	4,550,788
Anhui Conch Cement, Cl. H	266,000		925,001
ANTA Sports Products	114,000		376,717
Baidu, ADR	950	[a]	169,917
Bank of China, Cl. H	2,126,000		1,042,924
Beijing Capital International Airport, Cl. H	192,000		270,511
BYD, Cl. H	73,500		450,935
China Communications Services, Cl. H	766,000		441,501
China Construction Bank, Cl. H	2,730,000		2,115,479
China Evergrande Group	44,000	[a]	79,012
China Huarong Asset Management, Cl. H	877,000	[c]	340,356
China Life Insurance, Cl. H	172,000		525,421
China Lodging Group, ADR	7,666	[a]	618,493
China Medical System Holdings	101,000		174,641
China Petroleum & Chemical, Cl. H	300,000		234,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 52.1% (continued)	Shares		Value ($)
China - 14.3% (continued)
China Shenhua Energy, Cl. H	178,000		396,242
China Southern Airlines, Cl. H	136,000		114,967
China Telecom, Cl. H	1,080,000		513,202
China Vanke, Cl. H	11,700		33,118
Chongqing Rural Commercial Bank, Cl. H	610,000		411,748
Country Garden Holdings	30,000		34,774
Geely Automobile Holdings	240,000		517,659
Great Wall Motor, Cl. H	43,500		53,710
Guangzhou Automobile Group, Cl. H	182,000		319,362
Huaneng Renewables, Cl. H	832,000		256,821
Industrial & Commercial Bank of China, Cl. H	599,000		404,323
Jiangsu Expressway, Cl. H	216,000		304,878
Longfor Properties	7,500		16,119
New Oriental Education & Technology Group, ADR	7,633	[a]	538,050
People's Insurance Company Group of China, Cl. H	812,000		341,131
PetroChina, Cl. H	450,000		275,506
PICC Property & Casualty, Cl. H	206,000		344,061
Ping An Insurance Group Company of China, Cl. H	208,000		1,370,691
Shanghai Pharmaceuticals Holding, Cl. H	230,100		685,220
Sino-Ocean Group Holding	23,500		11,498
Sinopec Shanghai Petrochemical, Cl. H	266,000		142,413
Sinopharm Group, Cl. H	73,600		332,769
Sunny Optical Technology Group	68,000		609,674
Tencent Holdings	181,500		6,490,570
Zhejiang Expressway, Cl. H	438,000		572,223
			27,742,560
Hong Kong - 1.2%
China Everbright International	294,000		366,773
China Mobile	33,500		355,491
China Overseas Land & Investment	30,000		87,801
China Resources Land	20,000		58,278
China Unicom Hong Kong	346,000	[a]	514,073
Haier Electronics Group	181,000	[a]	470,615
Shanghai Industrial Holdings	144,000		426,055
Shimao Property Holdings	10,500		17,967
			2,297,053
Hungary - .6%
OTP Bank	7,500		251,007
Richter Gedeon	32,716		855,009
			1,106,016

Common Stocks - 52.1% (continued)	Shares	Value ($)
India - 3.4%
Axis Bank	75,240	602,211
Bajaj Finance	14,800	314,398
Bharat Petroleum	19,872	196,576
Bharti Infratel	62,400	361,584
Hero MotoCorp	4,300	246,232
Hindustan Petroleum	50,900	401,885
ICICI Bank	118,283	530,956
Indian Oil	67,316	401,162
Infosys	8,020	116,080
ITC	122,048	611,113
Mahindra & Mahindra	17,368	362,367
Power Finance	136,686	259,468
Reliance Industries	32,097	685,266
Tata Consultancy Services	2,375	86,801
Tata Power	198,400	247,242
UPL	60,374	784,967
Vedanta	101,250	390,119
		6,598,427
Indonesia - 1.2%
Bank Negara Indonesia	597,600	295,941
Bank Rakyat Indonesia	995,700	1,139,330
Bumi Serpong Damai	2,288,600	314,248
Indofood Sukses Makmur	191,800	123,765
Telekomunikasi Indonesia	911,100	308,998
United Tractors	80,000	164,772
		2,347,054
Malaysia - .3%
AirAsia	337,600	255,600
Astro Malaysia Holdings	75,100	44,262
Public Bank	37,200	176,093
Tenaga Nasional	53,800	177,217
		653,172
Mexico - 1.6%
Arca Continental	100,700	757,549
El Puerto de Liverpool, Ser. C1	50,000	394,821
Fibra Uno Administracion	13,100	24,787
Fomento Economico Mexicano	62,600	616,489
Gruma, Cl. B	8,470	110,505
Grupo Financiero Inbursa, Cl. O	193,200	329,687
Grupo Financiero Interacciones, Cl. O	68,400	359,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 52.1% (continued)	Shares		Value ($)
Mexico - 1.6% (continued)
OHL Mexico	258,100		372,315
Promotora y Operadora de Infraestructura	7,695		91,922
Wal-Mart de Mexico	15,200		35,243
			3,093,206
Panama - .4%
Copa Holdings, Cl. A	5,983		700,011
Philippines - .6%
Ayala Land	43,100		33,952
DMCI Holdings	1,140,500		318,689
Globe Telecom	2,295		93,146
Metropolitan Bank & Trust	352,240		610,801
SM Prime Holdings	46,300		30,279
			1,086,867
Poland - .8%
KGHM Polska Miedz	9,625		287,401
Polski Koncern Naftowy ORLEN	6,409		193,533
Polskie Gornictwo Naftowe i Gazownictwo	237,986		405,886
Powszechna Kasa Oszczednosci Bank Polski	43,646	[a]	405,878
Powszechny Zaklad Ubezpieczen	29,406		353,842
			1,646,540
Qatar - .2%
Ooredoo	13,461		335,753
Qatar National Bank	814		28,198
			363,951
Russia - 1.3%
Gazprom, ADR	46,113		182,515
Lukoil, ADR	4,647		226,309
MMC Norilsk Nickel, ADR	4,700		64,860
Rosneft Oil Co., GDR	88,349		480,177
Sberbank of Russia, ADR	120,083		1,242,859
Sistema, GDR	6,159		25,745
Surgutneftegas, ADR	12,760		54,868
Tatneft, ADR	7,450		280,865
			2,558,198
South Africa - 1.9%
Barclays Africa Group	69,465		763,279
Clicks Group	40,770		436,293
FirstRand	157,407		567,303
Growthpoint Properties	17,287		32,347
Investec	12,200		89,990

Common Stocks - 52.1% (continued)	Shares		Value ($)
South Africa - 1.9% (continued)
Mondi	5,400		139,973
Naspers, Cl. N	2,300		447,430
Redefine Properties	20,861		16,775
Resilient REIT	2,384		22,184
Sappi	48,500		322,864
SPAR Group	7,004		82,506
Standard Bank Group	14,200		156,344
Steinhoff International Holdings	27,620		141,557
Telkom	80,873		380,488
			3,599,333
South Korea - 9.2%
Coway	5,134		466,666
Dongbu Insurance	1,400		83,206
E-MART	1,764		361,542
GS Holdings	5,100		303,999
Hana Financial Group	13,488		533,437
Hanwha	7,400		306,568
Hanwha Life Insurance	21,900		133,220
Hyosung	933		136,588
Hyundai Marine & Fire Insurance	7,100		244,186
Hyundai Mobis	2,142		468,033
ING Life Insurance Korea	18,868	[c]	560,689
KB Financial Group	3,220		162,386
KT	3,396		96,761
KT&G	5,172		528,885
KT, ADR	21,916		364,682
LG	1,300		87,829
LG Chem	2,348		597,184
LG Electronics	5,600		392,536
LG Household & Health Care	454		394,420
LG Innotek	3,986		574,828
LG Uplus	6,800		92,715
Lotte Chemical	1,006		302,464
NH Investment & Securities	6,900		89,556
POSCO	4,507		1,130,541
Samsung Card	12,823		437,651
Samsung Electronics	2,784		5,783,829
Samsung SDI	5,262		788,737
Shinhan Financial Group	23,793		1,025,211
Shinsegae	1,200		240,703

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 52.1% (continued)	Shares		Value ($)
South Korea - 9.2% (continued)
SK Holdings	890		216,248
SK Hynix	5,400		318,105
SK Telecom	890		206,913
Woori Bank	30,800		496,666
			17,926,984
Taiwan - 6.4%
Advanced Semiconductor Engineering	430,430		552,541
Airtac International Group	49,000		579,076
Catcher Technology	57,000		681,114
Cathay Financial Holding	242,000		398,560
Chailease Holding	44,000		122,656
CTBC Financial Holding	977,000		640,735
First Financial Holding	490,905		328,400
Formosa Chemicals & Fibre	84,000		263,708
Hon Hai Precision Industry	253,250		974,038
Hua Nan Financial Holdings	636,000		369,014
Innolux	343,000		179,280
Lite-On Technology	265,000		435,569
Micro-Star International	136,000		316,081
Phison Electronics	39,000		481,410
Powertech Technology	387,000		1,194,586
Synnex Technology International	227,000		254,461
Taiwan Semiconductor Manufacturing	639,600		4,383,846
Wistron	290,000		295,053
			12,450,128
Thailand - 1.1%
Glow Energy	75,900		175,953
Indorama Ventures	219,100		245,093
PTT, NVDR	7,800		84,957
Siam Cement	17,850		263,783
Siam Commercial Bank	96,300		440,820
Thai Beverage	851,100		556,375
Thai Oil	178,700		415,581
			2,182,562
Turkey - 1.1%
Akbank	82,700		230,346
Arcelik	36,530		270,566
Emlak Konut Gayrimenkul Yatirim Ortakligi	14,944	[a]	12,487
Enka Insaat ve Sanayi	1		1
Ford Otomotiv Sanayi	30,300		369,961

Common Stocks - 52.1% (continued)	Shares		Value ($)
Turkey - 1.1% (continued)
KOC Holding	58,400		268,559
Tupras Turkiye Petrol Rafinerileri	15,282		439,551
Turkiye Garanti Bankasi	220,304		612,990
			2,204,461
United Arab Emirates - .5%
Dubai Islamic Bank	203,647		316,033
Emaar Properties	304,181		644,304
			960,337
United States - 3.7%
iShares MSCI All Peru Capped ETF	35,040	[b]	1,186,805
iShares MSCI Brazil Capped ETF	34,272	[b]	1,170,046
iShares MSCI Emerging Markets ETF	28,901		1,196,212
iShares MSCI Malaysia ETF	52,327	[b]	1,659,289
iShares MSCI Philippines ETF	28,257		1,012,448
Vanguard FTSE Emerging Markets ETF	22,700		926,841
			7,151,641
Total Common Stocks (cost $83,683,992)			101,320,024
Preferred Stocks - 2.4%
Brazil - 2.0%
Banco Bradesco	45,283		384,774
Banco do Estado do Rio Grande do Sul, Cl. B	114,400		453,746
Cia Energetica de Minas Gerais	253,000		617,055
Cia Paranaense de Energia	28,400		210,285
Itau Unibanco Holding	59,729		662,574
Petroleo Brasileiro, ADR	91,941	[a]	685,880
Suzano Papel e Celulose, Cl. A	37,500		161,414
Vale	93,600		760,293
			3,936,021
Colombia - .1%
Grupo Aval Acciones y Valores	130,123		53,587
South Korea - .3%
Samsung Electronics	369		600,514
Taiwan - .0%
Cathay Financial Holding	23,923		49,545
Total Preferred Stocks (cost $3,914,009)			4,639,667
Registered Investment Companies - 43.4%
United States - 43.4%
Dreyfus Global Emerging Markets Fund, Cl. Y	4,145,311	[d,e]	68,563,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Registered Investment Companies - 43.4% (continued)
United States - 43.4% (continued)
Dreyfus Strategic Beta Emerging Markets Equity Fund, Cl. Y	1,247,112 [e]	15,838,328
Total Registered Investment Companies (cost $67,667,650)		84,401,776
Investment of Cash Collateral for Securities Loaned - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,278,550)	1,278,550 [f]	1,278,550
Total Investments (cost $156,544,201)	98.6%	191,640,017
Cash and Receivables (Net)	1.4%	2,626,871
Net Assets	100.0%	194,266,888

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]	Security, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $1,264,174 and the value of the collateral held by the fund was $1,278,550.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $901,045 or .46% of net assets.

[d]

The fund’s investment in the Dreyfus Global Emerging Markets Fund, Cl. Y represents 35.3% of the fund’s net assets. The Dreyfus Global Emerging Markets Fund, Cl. Y seeks to provide long-term capital appreciation.

[e]	Investment in affiliated mutual fund.
[f]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Fund: Foreign	43.4
Information Technology	15.3
Financials	14.3
Consumer Discretionary	3.7
Energy	3.6
Materials	3.6
Industrials	3.2
Consumer Staples	2.4
Exchange-Traded Funds	2.3
Telecommunications	2.1
Utilities	1.7
Health Care	1.5
Real Estate	.8
Money Market Investment	.7
98.6

Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	93,168,383	-	-	93,168,383
Equity Securities - Foreign
Preferred Stocks†	4,639,667	-	-	4,639,667
Exchange-Traded Funds	7,151,641	-	-	7,151,641
Registered Investment Companies	85,680,326	-	-	85,680,326

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2017, accumulated net unrealized appreciation on investments was $35,095,816, consisting of $36,305,120 gross unrealized appreciation and $1,209,304 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2017 (Unaudited)

Common Stocks - 95.2%	Shares		Value ($)
Australia - .8%
Dexus	1,096,154		7,986,918
China - 3.1%
Baidu, ADR	92,862	[a]	16,609,297
China Biologic Products	143,075	[a]	16,181,783
			32,791,080
France - 6.1%
BNP Paribas	250,418		18,036,137
L'Oreal	61,377		12,786,583
Total	364,896		18,039,751
Vivendi	753,528		16,773,946
			65,636,417
Georgia - 1.0%
TBC Bank Group	532,284		10,981,503
Germany - 10.0%
Bayer	104,766		13,545,368
Hella KGaA Hueck & Co.	300,344		14,783,248
Infineon Technologies	1,353,869		28,583,809
LEG Immobilien	122,635		11,528,984
MTU Aero Engines	56,897		8,025,652
SAP	165,347		17,270,465
Telefonica Deutschland Holding	2,780,501		13,887,579
			107,625,105
Hong Kong - 3.7%
AIA Group	3,274,112		23,924,340
Man Wah Holdings	17,520,800		15,731,232
			39,655,572
India - 3.8%
HDFC Bank, ADR	93,683		8,147,611
Indiabulls Housing Finance	1,182,241		19,683,135
Vakrangee Ltd	1,958,152		13,050,812
			40,881,558
Ireland - 3.7%
Allied Irish Banks	3,061,014		17,288,433
CRH	623,727		22,210,394
			39,498,827

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.2% (continued)	Shares		Value ($)
Israel - 1.3%
Teva Pharmaceutical Industries, ADR	408,945		13,585,153
Japan - 25.5%
Bridgestone	187,800		8,081,369
Don Quijote Holdings	663,200		25,118,755
FANUC	63,400		12,206,508
Invincible Investment	22,665		9,733,003
Japan Airlines	474,286		14,649,207
Japan Tobacco	806,100		28,287,857
LIXIL VIVA	449,000		8,091,780
M3	370,500		10,195,132
Recruit Holdings	966,813		16,598,497
Renesas Electronics	196,600	[a]	1,711,237
Seven & i Holdings	247,400		10,179,748
Skylark	683,800		9,812,431
SoftBank Group	191,200		15,464,293
Sony	609,700		23,233,378
Sugi Holdings	383,700		20,536,777
Suntory Beverage & Food	404,200		18,759,049
TechnoPro Holdings	637,600		25,623,045
Topcon	854,200		14,687,911
			272,969,977
Mexico - 1.7%
Fomento Economico Mexicano, ADR	132,878		13,067,223
Grupo Financiero Santander Mexico, Cl. B, ADR	530,393		5,112,989
			18,180,212
Netherlands - 7.8%
Intertrust	387,953	[b]	7,867,265
Koninklijke Ahold Delhaize	579,719		11,084,012
RELX	724,333		14,891,375
Unilever	298,625		16,480,755
Wolters Kluwer	794,601		33,638,539
			83,961,946
Norway - 1.1%
DNB	704,555		11,983,448
Portugal - 1.0%
Galp Energia	697,170		10,554,616
Switzerland - 6.1%
Credit Suisse Group	1,218,144	[a]	17,607,129
Novartis	295,249		24,570,727

Common Stocks - 95.2% (continued)	Shares	Value ($)
Switzerland - 6.1% (continued)
Roche Holding	91,664	23,343,778
		65,521,634
United Kingdom - 18.5%
Associated British Foods	501,074	19,161,130
Barclays	6,575,308	17,363,616
British American Tobacco	272,617	18,584,456
Centrica	2,836,321	7,395,757
Diageo	452,896	13,381,367
GlaxoSmithKline	665,603	14,178,459
Prudential	531,276	12,185,483
Royal Bank of Scotland Group	10,581,844 [a]	34,070,070
Royal Dutch Shell, Cl. B	749,788	20,141,678
Vodafone Group	8,079,914	22,915,435
Wolseley	308,407	18,931,493
		198,308,944
Total Common Stocks (cost $823,322,755)		1,020,122,910
Preferred Stocks - 1.3%
Germany - 1.3%
Volkswagen
(cost $13,310,783)	90,830	13,833,954
Other Investment - 2.8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $30,152,920)	30,152,920 [c]	30,152,920
Total Investments (cost $866,786,458)	99.3%	1,064,109,784
Cash and Receivables (Net)	.7%	7,666,693
Net Assets	100.0%	1,071,776,477

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, this security was valued at $7,867,265 or .73% of net assets.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financials	18.3
Consumer Staples	17.0
Industrials	15.6
Consumer Discretionary	11.3
Health Care	10.8
Information Technology	8.6
Telecommunication Services	4.9
Energy	4.5
Money Market Investment	2.8
Real Estate	2.7
Materials	2.1
Utilities	.7
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	1,020,122,910	-	-	1,020,122,910
Equity Securities - Foreign
Preferred Stocks†	13,833,954	-	-	13,833,954
Registered Investment Company	30,152,920	-	-	30,152,920
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,009	-	1,009
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(77,526)	-	(77,526)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Newton International Equity Fund
June 30, 2017 (Unaudited)

Forward Foreign
Currency					Unrealized
Exchange	Foreign Currency	Cost/			Appreciation
Contracts	Amounts	Proceeds ($)		Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
7/3/2017	37,786	43,120		43,158	38
Sales:
Citigroup
British Pound,
Expiring
9/15/2017	32,920,000	42,904,256	EUR†	42,980,401	(76,145)
JP Morgan Chase Bank
British Pound,
Expiring
7/3/2017	238,251	309,062		310,312	(1,250)
Euro,
Expiring
7/3/2017	67,601	77,079		77,210	(131)
State Street Bank and Trust Co
Japanese Yen,
Expiring
7/3/2017	37,755,015	336,646		335,675	971
Gross Unrealized Appreciation					1,009
Gross Unrealized Depreciation					(77,526)

EUR—Euro
† Proceeds denominated in Euro of 37,409,597, with USD equivalent $42,904,256.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2017, accumulated net unrealized appreciation on investments was $197,323,326, consisting of $217,900,080 gross unrealized appreciation and $20,576,754 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 2.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Certificates - .6%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	1.13	1/25/37	405,429	[a]	359,915
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	1,180,000	[b]	1,181,342
					1,541,257
Asset-Backed Ctfs./Auto Receivables - 1.6%
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. D	2.81	8/20/19	240,000		241,515
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D	3.68	4/15/21	1,319,166	[b]	1,329,721
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,345,000	[b]	2,397,961
					3,969,197
Health Care - .3%
Dignity Health,
Scd. Bonds	2.64	11/1/19	760,000		769,119
Total Bonds and Notes
(cost $6,191,494)					6,279,573
Long-Term Municipal Investments -
95.0%

Alabama - 1.1%
Alabama Federal Aid Highway Finance
Authority,
Special Obligation Revenue	5.00	9/1/29	1,000,000		1,231,650
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,250,000		1,511,150
					2,742,800
Arizona - .8%
Phoenix Civic Improvement Corporation,
Junior Lien Water System Revenue	5.00	7/1/26	1,180,000		1,472,569
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	3.00	7/1/20	455,000	[b]	453,144
					1,925,713
Arkansas - .9%
Arkansas Development Finance Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/25	1,835,000		2,174,970
California - 8.8%
California,
Economic Recovery Bonds (Escrowed to
Maturity)	5.00	7/1/18	340,000		354,059
California,
GO (Various Purpose)	5.00	8/1/28	1,500,000		1,831,605
California,
GO (Various Purpose)	5.00	8/1/29	1,500,000		1,816,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 8.8% (continued)
California,
GO (Various Purpose)	5.00	8/1/36	1,400,000		1,644,328
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/26	1,000,000		1,195,420
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	1,000,000		1,154,870
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/31	525,000	[b]	581,060
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; AMBAC)	4.60	6/1/23	750,000		773,542
Golden State Tobacco Securitization
Corporation,
Revenue (Tobacco Settlement)	5.00	6/1/23	1,000,000		1,159,570
Golden State Tobacco Securitization
Corporation,
Revenue (Tobacco Settlement)	5.00	6/1/26	1,000,000		1,193,840
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000		1,234,677
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/28	1,000,000		1,137,560
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/27	1,000,000		1,206,410
Los Angeles Harbor Department,
Revenue (Green Bonds)	5.00	8/1/21	1,355,000		1,548,521
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000		1,325,171
Southern California Public Power Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/23	1,000,000		1,113,780
State of California,
GO (Various Purpose) (Build America
Bonds)	6.65	3/1/22	2,290,000		2,692,582
					21,963,540
Colorado - 1.5%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/22	720,000		832,486
Colorado Health Facilities Authority,
HR (Adventist Health System/Sunbelt
Obligated Group)	5.00	11/15/26	1,000,000		1,217,450
Denver Convention Center Hotel Authority,
Convention Center Hotel Senior Revenue	5.00	12/1/31	1,490,000		1,707,898
					3,757,834
Connecticut - 1.3%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	1,840,000		2,172,157

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - 1.3% (continued)
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000	1,146,170
				3,318,327
District of Columbia - 1.9%
District of Columbia,
University Revenue (Georgetown
University Issue)	5.00	4/1/24	2,015,000	2,414,716
District of Columbia,
University Revenue (Georgetown
University Issue)	5.00	4/1/32	1,000,000	1,183,770
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	1,000,000	1,181,590
				4,780,076
Florida - 8.7%
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,655,595
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,000,000	3,394,500
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/25	1,000,000	1,191,970
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/26	1,500,000	1,770,210
Jacksonville,
Special Revenue	5.00	10/1/27	1,000,000	1,183,600
Lakeland,
Energy System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	10/1/17	1,000,000	1,010,520
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,000,000	1,195,420
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,500,000	1,702,020
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.25	10/1/23	1,000,000	1,123,000
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,289,640
Miami-Dade County School Board,
COP	5.00	5/1/26	1,500,000	1,778,265
Orange County,
Tourist Development Tax Revenue	5.00	10/1/30	750,000	894,945
South Miami Health Facilities Authority,
HR (Baptist Health South Florida
Obligated Group)	5.00	8/15/18	750,000	753,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 8.7% (continued)
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue (H. Lee Moffitt
Cancer Center Project)	5.00	9/1/23	500,000		570,750
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/19	625,000		638,719
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/20	595,000		611,803
					21,764,775
Georgia - 2.4%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000		1,115,370
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/29	1,000,000		1,170,440
Fulton County Development Authority,
Revenue (Piedmont Healthcare, Inc.
Project)	5.00	7/1/25	1,000,000		1,214,280
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	1,100,000		1,336,665
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	1,000,000		1,110,680
					5,947,435
Illinois - 7.1%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.25	1/1/24	1,500,000		1,740,105
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/35	750,000		860,017
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	1/1/18	1,000,000	[c]	1,020,670
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000		1,126,910
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000		2,785,575
Greater Chicago Metropolitan Water
Reclamation District,
Unlimited Tax GO	5.00	12/1/31	1,000,000		1,166,600
Illinois Finance Authority,
Revenue (Edward-Elmhurst Healthcare)	5.00	1/1/36	1,500,000		1,656,300
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/26	1,000,000		1,177,980
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/27	1,000,000		1,184,540
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/31	1,000,000		1,151,550

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 7.1% (continued)
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,035,000		2,060,783
South Western Development Authority,
Health Facility Revenue (Memorial
Group) (Prerefunded)	7.13	11/1/23	1,500,000	[c]	1,998,120
					17,929,150
Kansas - .5%
Kansas Development Finance Authority,
Revolving Funds Revenue (Kansas
Department of Health and Environment)	5.00	3/1/21	1,150,000		1,266,805
Kentucky - .9%
Louisville and Jefferson County Metropolitan
Sewer District,
Sewer and Drainage System Revenue	5.00	5/15/23	1,000,000		1,150,060
Louisville/Jefferson County Metro
Government,
Health Facilities Revenue (Jewish
Hospital and Saint Mary's HealthCare,
Inc. Project) (Prerefunded)	5.75	2/1/18	1,000,000	[c]	1,028,730
					2,178,790
Louisiana - .9%
Louisiana,
State Highway Improvement Revenue	5.00	6/15/25	1,000,000		1,202,280
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.00	5/15/20	1,000,000		1,080,150
					2,282,430
Maryland - 1.6%
Baltimore Covention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/36	1,000,000		1,125,550
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.13	6/1/20	1,000,000		1,060,250
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland Medical
System Issue)	5.00	7/1/32	1,500,000		1,744,905
					3,930,705
Massachusetts - .6%
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/28	1,335,000		1,567,410
Michigan - 2.4%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,000,000		1,075,160
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/25	1,105,000		1,301,646
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	1,000,000		1,189,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 2.4% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,144,840
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/20	1,125,000	1,229,636
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	145,000	151,070
				6,091,512
Minnesota - 1.0%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/21	1,000,000	1,112,290
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/29	1,120,000	1,296,546
				2,408,836
Missouri - 2.8%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/23	1,000,000	1,153,200
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,000,000	1,117,770
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/27	1,000,000	1,196,980
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/29	3,120,000	3,656,609
				7,124,559
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/30	1,000,000	1,158,940
New Jersey - 4.8%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	1,250,000	1,284,612
New Jersey Economic Development
Authority,
Revenue	5.00	6/15/21	2,000,000	2,128,700
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/26	1,845,000	1,960,515

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.8% (continued)
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	1,000,000		1,089,510
New Jersey Educational Facilities Authority,
Revenue (Rowan University Issue)	5.00	7/1/18	1,225,000		1,271,133
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/25	1,000,000		1,178,770
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000		1,045,400
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/24	1,000,000		1,146,430
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/23	910,000		915,378
					12,020,448
New Mexico - 1.7%
Albuquerque,
GO (General Purpose Bonds)	5.00	7/1/20	2,000,000		2,225,380
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.45	8/1/19	1,000,000	[a]	998,310
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	1.35	2/1/19	1,000,000	[a]	997,450
					4,221,140
New York - 14.2%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/24	2,000,000		2,392,460
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/26	1,205,000		1,432,167
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/27	2,380,000		2,916,571
Nassau County,
GO (General Improvement)	5.00	10/1/21	2,000,000		2,295,760
New York City,
GO	5.00	8/1/21	2,000,000		2,163,580
New York City,
GO	5.00	3/1/25	1,000,000		1,203,530
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/19	1,000,000		1,061,250
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,000,000		1,053,400
New York City Transitional Finance
Authority,
Revenue	2.63	2/1/23	2,500,000		2,505,975
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/27	800,000	[b]	921,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.2% (continued)
New York State Urban Development
Corporation,
Revenue	2.67	3/15/23	2,500,000		2,511,275
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,350,000		1,482,111
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	2,500,000		2,637,600
Onondaga Civic Development Corporation,
Revenue (Saint Joseph's Hospital Health
Center Project) (Prerefunded)	5.00	7/1/19	1,000,000	[c]	1,078,910
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/30	1,000,000		1,153,200
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	1.05	12/3/19	3,500,000	[a]	3,484,495
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/24	2,150,000		2,528,056
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/28	1,000,000		1,272,170
TSASC, Inc. of New York,
Subordinate Tobacco Settlement Bonds	5.00	6/1/22	1,500,000		1,640,895
					35,734,701
North Carolina - .8%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Pennybryn at Maryfield)	5.00	10/1/19	1,875,000		1,967,194
Ohio - 1.1%
Ohio Higher Educational Facility
Commission,
Higher Educational Facility Revenue
(Case Western Reserve University
Project)	5.00	12/1/23	1,500,000		1,786,560
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue
(Memorial Health System Obligated
Group Project)	5.50	12/1/29	820,000		887,953
					2,674,513
Pennsylvania - 2.7%
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,570,000		2,841,109
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/29	1,000,000		1,170,170
Philadelphia,
Gas Works Revenue	5.00	8/1/21	1,000,000		1,123,890

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 2.7% (continued)
Philadelphia School District,
GO	5.00	9/1/21	1,500,000		1,624,890
					6,760,059
Rhode Island - 1.2%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facilities Revenue
(Brown University Issue)	5.00	9/1/21	700,000		805,784
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/26	1,000,000		1,139,470
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/35	1,000,000		1,087,080
					3,032,334
South Carolina - .4%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/21	1,000,000		1,125,290
Tennessee - 1.4%
Memphis,
GO (General Improvement)	5.00	4/1/26	1,840,000		2,238,268
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/26	1,120,000		1,341,514
					3,579,782
Texas - 14.8%
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	1,400,000		1,642,004
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/27	1,250,000		1,490,150
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/31	1,175,000		1,357,360
Corpus Christi,
Utility System Junior Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/15/23	1,725,000		2,009,470
Denton,
Utility System Revenue	5.00	12/1/27	2,000,000		2,439,000
Harris County,
Tax Road GO	5.00	10/1/27	1,500,000		1,830,525
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	750,000		869,460
Houston,
Airport System Special Facilities Revenue
(United Airlines, Inc. Terminal E Project)	4.75	7/1/24	1,000,000		1,088,110
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	2.45	7/1/32	2,675,000	[a]	2,487,750
Houston,
Combined Utility System First Lien
Revenue	1.81	5/1/20	2,500,000	[a]	2,500,475
Houston,
GO (Public Improvement)	5.00	3/1/24	2,000,000		2,399,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
95.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 14.8% (continued)
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/26	1,000,000		1,205,890
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/27	1,850,000		2,176,710
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000		1,148,080
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/21	2,000,000		2,226,400
Plano Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/26	1,500,000		1,861,230
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/20	1,210,000		1,334,993
Texas,
GO (College Student Loan Bonds)	5.00	8/1/17	1,000,000		1,003,700
Texas,
GO (College Student Loan Bonds)	5.00	8/1/22	1,500,000		1,752,480
Texas,
GO (College Student Loan Bonds)	5.50	8/1/25	2,400,000		3,014,928
West Travis County Public Utility Agency,
Revenue	5.00	8/15/23	1,140,000		1,289,602
					37,128,137
Utah - .7%
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	1,500,000		1,714,395
Virginia - 1.1%
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/19	425,000	[b]	446,225
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,350,020
					2,796,245
Washington - 3.5%
King County Public Hospital District Number
1,
Limited Tax GO (Valley Medical Center)	5.00	12/1/25	2,500,000		2,984,725
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/25	3,340,000		3,985,355
Washington,
GO (Various Purpose)	5.00	7/1/27	1,500,000		1,829,310
					8,799,390
Wisconsin - .9%
Wisconsin Health and Educational Facilities
Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000		1,195,610
Wisconsin Health and Educational Facilities
Authority,
Revenue (ProHealth Care, Inc. Obligated
Group)	5.00	8/15/33	1,000,000		1,128,090
					2,323,700
Total Long-Term Municipal Investments
(cost $231,212,905)					238,191,935

Total Investments (cost $237,404,399)	97.5%	244,471,508
Cash and Receivables (Net)	2.5%	6,324,031
Net Assets	100.0%	250,795,539

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at
$7,310,749 or 2.92% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,510,454	-	5,510,454
Corporate Bonds†	-	769,119	-	769,119
Municipal Bonds†	-	238,191,935	-	238,191,935

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2017, accumulated net unrealized appreciation on investments was $7,067,109, consisting of $7,655,635 gross unrealized appreciation and $588,526 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2017 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Banks - 2.3%
First Republic Bank	150,994		15,114,499
SVB Financial Group	60,744	[a]	10,678,188
			25,792,687
Capital Goods - 13.7%
Allegion	143,298		11,624,334
Beacon Roofing Supply	400,549	[a]	19,626,901
BMC Stock Holdings	644,447	[a,b]	14,081,167
BWX Technologies	346,515		16,892,606
Curtiss-Wright	93,629		8,593,270
Graco	117,555		12,846,410
Mercury Systems	358,156	[a]	15,074,786
Nordson	103,388		12,543,032
Proto Labs	101,755	[a]	6,843,024
Quanta Services	442,021	[a]	14,551,331
Snap-on	71,343		11,272,194
Watsco	55,408		8,543,914
			152,492,969
Commercial & Professional Services - 1.0%
Copart	358,198	[a,b]	11,387,114
Consumer Durables & Apparel - 1.9%
Kate Spade & Company	440,230	[a]	8,139,853
Newell Brands	240,128		12,875,663
			21,015,516
Consumer Services - 4.5%
Bright Horizons Family Solutions	74,692	[a]	5,766,969
Buffalo Wild Wings	71,191	[a,b]	9,019,900
Panera Bread, Cl. A	25,905	[a]	8,150,749
Planet Fitness, Cl. A	1,169,511		27,296,387
			50,234,005
Diversified Financials - .9%
CBOE Holdings	116,130		10,614,282
Energy - 2.0%
Diamondback Energy	176,348	[a,b]	15,661,466
US Silica Holdings	201,120	[b]	7,137,749
			22,799,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Food & Staples Retailing - .7%
Sprouts Farmers Market	338,799	[a,b]	7,680,573
Food, Beverage & Tobacco - .8%
TreeHouse Foods	109,664	[a,b]	8,958,452
Health Care Equipment & Services - 10.6%
ABIOMED	86,301	[a]	12,366,933
Acadia Healthcare	318,528	[a,b]	15,728,913
Align Technology	143,599	[a]	21,557,082
athenahealth	97,186	[a,b]	13,659,492
Brookdale Senior Living	724,181	[a]	10,652,703
Centene	154,957	[a]	12,377,965
Dentsply Sirona	207,710		13,467,916
DexCom	256,042	[a,b]	18,729,472
			118,540,476
Materials - 4.4%
Carpenter Technology	221,126		8,276,746
Eagle Materials	212,893		19,675,571
Packaging Corporation of America	185,111		20,619,514
			48,571,831
Media - 1.7%
IMAX	576,629	[a,b]	12,685,838
Liberty Media Group, Cl. C	177,805	[a,b]	6,511,219
			19,197,057
Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
Aerie Pharmaceuticals	110,926	[a]	5,829,161
Alkermes	362,791	[a,b]	21,030,994
Cambrex	201,493	[a,b]	12,039,207
Flexion Therapeutics	401,684	[a,b]	8,122,051
Halozyme Therapeutics	751,612	[a,b]	9,635,666
ICON	152,968	[a,b]	14,958,741
Jazz Pharmaceuticals	125,478	[a]	19,511,829
Ligand Pharmaceuticals	154,527	[a,b]	18,759,578
Neurocrine Biosciences	345,681	[a,b]	15,901,326
Radius Health	185,842	[a,b]	8,405,634
Sage Therapeutics	87,158	[a,b]	6,941,263
			141,135,450
Real Estate - 1.0%
DuPont Fabros Technology	179,252	[c]	10,963,052
Retailing - 3.3%
Core-Mark Holding	170,049		5,621,820
LKQ	357,671	[a]	11,785,260

Common Stocks - 98.9% (continued)	Shares		Value ($)
Retailing - 3.3% (continued)
Ollie's Bargain Outlet Holdings	204,777	[a,b]	8,723,500
Ulta Beauty	36,497	[a]	10,487,048
			36,617,628
Semiconductors & Semiconductor Equipment - 9.0%
Impinj	420,712	[b]	20,467,639
Inphi	553,761	[a,b]	18,994,002
Mellanox Technologies	188,976	[a,b]	8,182,661
New Relic	522,708	[a]	22,481,671
Power Integrations	421,234		30,707,959
			100,833,932
Software & Services - 23.4%
2U	143,112	[a,b]	6,714,815
ANSYS	49,725	[a]	6,050,538
Black Knight Financial Services, Cl. A	337,088	[a,b]	13,803,754
Booz Allen Hamilton Holdings	518,446		16,870,233
CACI International, Cl. A	97,130	[a]	12,146,107
Carvana	286,869	[a,b]	5,872,208
CommVault Systems	348,617	[a]	19,679,430
CoStar Group	52,967	[a]	13,962,101
HubSpot	410,878	[a]	27,015,229
LogMeIn	160,920		16,816,140
Proofpoint	214,311	[a,b]	18,608,624
Shopify, Cl. A	269,856	[a,b]	23,450,486
Splunk	159,444	[a]	9,070,769
Square, Cl. A	1,281,847	[a]	30,072,131
SS&C Technologies Holdings	491,669	[b]	18,885,006
Twilio, Cl. A	742,790	[b]	21,622,617
			260,640,188
Technology Hardware & Equipment - 3.8%
FLIR Systems	308,555		10,694,516
Lumentum Holdings	179,768	[a]	10,255,764
NETGEAR	208,260	[a]	8,976,006
Trimble	338,569	[a]	12,076,756
			42,003,042
Transportation - 1.2%
J.B. Hunt Transport Services	148,431		13,563,625
Total Common Stocks (cost $887,295,152)			1,103,041,094

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $11,605,954)	11,605,954 [d]	11,605,954
Investment of Cash Collateral for Securities Loaned - 15.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $174,452,369)	174,452,369 [d]	174,452,369
Total Investments (cost $1,073,353,475)	115.6%	1,289,099,417
Liabilities, Less Cash and Receivables	(15.6%)	(173,887,221)
Net Assets	100.0%	1,115,212,196

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $272,974,361 and the value of the collateral held by the fund was $280,475,355, consisting of cash collateral of $174,452,369 and U.S. Government & Agency securities valued at $106,022,986.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	23.4
Money Market Investments	16.7
Capital Goods	13.7
Pharmaceuticals, Biotechnology & Life Sciences	12.7
Health Care Equipment & Services	10.6
Semiconductors & Semiconductor Equipment	9.0
Consumer Services	4.5
Materials	4.4
Technology Hardware & Equipment	3.8
Retailing	3.3
Banks	2.3
Energy	2.0
Consumer Durables & Apparel	1.9
Media	1.7
Transportation	1.2
Commercial & Professional Services	1.0
Real Estate	1.0
Diversified Financials	.9
Food, Beverage & Tobacco	.8
Food & Staples Retailing	.7
115.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,051,946,029	-	-	1,051,946,029
Equity Securities—
Foreign Common
Stocks†	51,095,065	-	-	51,095,065
Registered Investment
Companies	186,058,323	-	-	186,058,323

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2017, accumulated net unrealized appreciation on investments was $215,745,942, consisting of $241,158,100 gross unrealized appreciation and $25,412,158 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Banks - 3.1%
Columbia Banking System	2,034		81,055
National Bank Holdings, Cl. A	3,424		113,369
TriState Capital Holdings	1,914	[a]	48,233
			242,657
Capital Goods - 10.8%
Beacon Roofing Supply	2,719	[a]	133,231
Curtiss-Wright	660		60,575
Granite Construction	1,467		70,768
KeyW Holding	8,990	[a]	84,056
Mercury Systems	3,541	[a]	149,041
Proto Labs	901	[a]	60,592
Sun Hydraulics	2,491		106,291
Universal Forest Products	1,266		110,534
Watsco	442		68,156
			843,244
Commercial & Professional Services - 1.7%
Aqua Metals	3,411	[a]	42,808
WageWorks	1,335	[a]	89,712
			132,520
Consumer Services - 5.0%
Bright Horizons Family Solutions	542	[a]	41,848
Buffalo Wild Wings	630	[a]	79,821
Planet Fitness, Cl. A	9,081	[a]	211,951
Texas Roadhouse	1,173		59,764
			393,384
Diversified Financials - .9%
WisdomTree Investments	7,112		72,329
Energy - 2.8%
Laredo Petroleum	6,231	[a]	65,550
PDC Energy	2,014	[a]	86,824
US Silica Holdings	1,791		63,563
			215,937
Exchange-Traded Funds - 1.6%
iShares Russell 2000 Growth ETF	743		125,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Food & Staples Retailing - 1.1%
Performance Food Group	3,036	[a]	83,186
Food, Beverage & Tobacco - 4.4%
Calavo Growers	2,355		162,613
Freshpet	7,835	[a]	130,061
Snyder's-Lance	1,399		48,433
			341,107
Health Care Equipment & Services - 6.1%
Align Technology	783	[a]	117,544
Endologix	7,673	[a]	37,291
NxStage Medical	4,242	[a]	106,347
Spectranetics	3,741	[a]	143,654
WellCare Health Plans	396	[a]	71,106
			475,942
Household & Personal Products - 1.7%
Inter Parfums	3,732		136,778
Materials - 3.1%
Carpenter Technology	2,561		95,858
Summit Materials, Cl. A	4,997	[a]	144,263
			240,121
Media - 1.2%
IMAX	4,392	[a]	96,624
Pharmaceuticals, Biotechnology & Life Sciences - 14.2%
Aerie Pharmaceuticals	1,565	[a]	82,241
Cambrex	1,811	[a]	108,207
Flexion Therapeutics	5,454	[a]	110,280
Foamix Pharmaceuticals	8,860	[a]	41,110
Galapagos, ADR	867	[a]	66,343
Halozyme Therapeutics	6,353	[a]	81,445
Ligand Pharmaceuticals	1,225	[a]	148,715
Natera	8,090	[a]	87,857
NeoGenomics	9,096	[a]	81,500
Otonomy	3,514	[a]	66,239
Radius Health	2,352	[a]	106,381
Retrophin	3,857	[a]	74,787
Sage Therapeutics	710	[a]	56,544
			1,111,649
Real Estate - 2.5%
DuPont Fabros Technology	1,275	[b]	77,979
Monmouth Real Estate Investment	2,674	[b]	40,244

Common Stocks - 98.8% (continued)	Shares		Value ($)
Real Estate - 2.5% (continued)
Physicians Realty Trust	3,661	[b]	73,733
			191,956
Retailing - 3.5%
Carvana	2,036		41,677
Core-Mark Holding	1,687		55,772
Duluth Holdings, Cl. B	4,662	[a]	84,895
Ollie's Bargain Outlet Holdings	2,111	[a]	89,929
			272,273
Semiconductors & Semiconductor Equipment - 8.9%
Impinj	2,948		143,420
Inphi	4,462	[a]	153,047
MaxLinear	5,407	[a]	150,801
Mellanox Technologies	1,333	[a]	57,719
Power Integrations	2,652		193,331
			698,318
Software & Services - 21.8%
2U	1,506	[a]	70,662
CACI International, Cl. A	882	[a]	110,294
CommVault Systems	2,545	[a]	143,665
HubSpot	3,040	[a]	199,880
LogMeIn	1,456		152,152
Mimecast	5,993	[a]	160,493
New Relic	4,185	[a]	179,997
Proofpoint	1,724	[a]	149,695
Shopify, Cl. A	1,904	[a]	165,458
Twilio, Cl. A	5,250		152,827
Varonis Systems	3,870	[a]	143,964
Zendesk	2,832	[a]	78,673
			1,707,760
Technology Hardware & Equipment - 3.8%
Airgain	2,705		38,357
Lumentum Holdings	1,266	[a]	72,225
NETGEAR	1,849	[a]	79,692
Novanta	2,895	[a]	104,220
			294,494
Transportation - .6%
Marten Transport	1,608		44,059
Total Common Stocks (cost $6,266,883)			7,719,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $19,673)	19,673 [c]	19,673
Total Investments (cost $6,286,556)	99.0%	7,739,407
Cash and Receivables (Net)	1.0%	75,243
Net Assets	100.0%	7,814,650

ADR—American Depository Receipt ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	21.8
Pharmaceuticals, Biotechnology & Life Sciences	14.2
Capital Goods	10.8
Semiconductors & Semiconductor Equipment	8.9
Health Care Equipment & Services	6.1
Consumer Services	5.0
Food, Beverage & Tobacco	4.4
Technology Hardware & Equipment	3.8
Retailing	3.5
Banks	3.1
Materials	3.1
Energy	2.8
Real Estate	2.5
Household & Personal Products	1.7
Commercial & Professional Services	1.7
Exchange-Traded Funds	1.6
Media	1.2
Food & Staples Retailing	1.1
Diversified Financials	.9
Transportation	.6
Money Market Investment	.2
99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	7,064,310	-	-	7,064,310
Equity Securities—
Foreign Common
Stocks†	530,028	-	-	530,028
Exchange-Traded Funds	125,396	-	-	125,396
Registered Investment
Company	19,673	-	-	19,673

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2017, accumulated net unrealized appreciation on investments was $1,452,851, consisting of $1,629,896 gross unrealized appreciation and $177,045 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2017 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Automobiles & Components - 1.6%
Dana	61,519		1,373,719
Gentherm	51,987	[a,b]	2,017,096
			3,390,815
Banks - 17.4%
Associated Banc-Corp	100,279		2,527,031
Banner	30,576		1,727,850
Brookline Bancorp	54,267		792,298
Bryn Mawr Bank	24,010		1,020,425
Capital Bank Financial, Cl. A	24,611		937,679
Central Pacific Financial	46,078		1,450,075
CoBiz Financial	42,128		733,027
CVB Financial	62,847		1,409,658
FCB Financial Holdings, Cl. A	27,551	[b]	1,315,560
First Hawaiian	44,555		1,364,274
First Midwest Bancorp	100,226		2,336,268
Fulton Financial	116,924	[a]	2,221,556
Hancock Holding	62,802		3,077,298
Heritage Financial	20,369		539,779
Old National Bancorp	112,422		1,939,279
Seacoast Banking Corporation of Florida	47,016	[b]	1,133,086
South State	11,148		955,384
UMB Financial	31,769		2,378,227
Umpqua Holdings	162,248		2,978,873
United Community Banks	71,539		1,988,784
Webster Financial	82,728		4,320,056
Westamerica Bancorporation	9,512	[a]	533,052
			37,679,519
Capital Goods - 8.8%
Aerojet Rocketdyne Holdings	41,907	[b]	871,666
Aerovironment	50,118	[b]	1,914,508
Astec Industries	19,063		1,058,187
Chart Industries	37,979	[b]	1,319,011
Comfort Systems USA	30,189		1,120,012
EMCOR Group	28,831		1,884,971
EnerSys	25,073		1,816,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Capital Goods - 8.8% (continued)
Granite Construction	36,291	[a]	1,750,678
Kaman	17,328	[a]	864,147
Kennametal	28,822		1,078,519
Lindsay	22,194	[a]	1,980,814
TPI Composites	24,777		457,879
Trinity Industries	51,164		1,434,127
Valmont Industries	10,343		1,547,313
			19,098,371
Commercial & Professional Services - 2.6%
Interface	76,712		1,507,391
Knoll	44,403		890,280
Korn/Ferry International	59,538		2,055,847
LSC Communications	56,062		1,199,727
			5,653,245
Consumer Durables & Apparel - 4.0%
Cavco Industries	9,029	[b]	1,170,610
Deckers Outdoor	33,253	[a,b]	2,269,850
Ethan Allen Interiors	33,215	[a]	1,072,845
Oxford Industries	21,264	[a]	1,328,787
TRI Pointe Group	76,341	[a,b]	1,006,938
Vera Bradley	38,213	[b]	373,723
William Lyon Homes, Cl. A	62,974	[a,b]	1,520,192
			8,742,945
Consumer Services - 1.8%
Belmond, Cl. A	138,903	[b]	1,847,410
Cheesecake Factory	42,272		2,126,282
			3,973,692
Diversified Financials - 2.1%
Cohen & Steers	36,942	[a]	1,497,629
Federated Investors, Cl. B	61,426	[a]	1,735,284
Morningstar	17,634		1,381,448
			4,614,361
Energy - 6.0%
Callon Petroleum	122,862	[a,b]	1,303,566
Dril-Quip	20,790	[a,b]	1,014,552
Geospace Technologies	38,795	[b]	536,535
Natural Gas Services Group	31,125	[b]	773,456
Newpark Resources	130,469	[b]	958,947
Oasis Petroleum	144,003	[b]	1,159,224
Oceaneering International	39,305	[a]	897,726

Common Stocks - 99.6% (continued)	Shares		Value ($)
Energy - 6.0% (continued)
Oil States International	19,819	[a,b]	538,086
Patterson-UTI Energy	68,784		1,388,749
PDC Energy	31,138	[a,b]	1,342,359
RPC	100,429	[a]	2,029,670
SRC Energy	164,000	[a,b]	1,103,720
			13,046,590
Exchange-Traded Funds - .7%
iShares Russell 2000 Value ETF	12,636		1,502,041
Food & Staples Retailing - 3.1%
SpartanNash	32,137		834,277
Sprouts Farmers Market	97,342	[b]	2,206,743
United Natural Foods	98,190	[a,b]	3,603,573
			6,644,593
Food, Beverage & Tobacco - 2.1%
Boston Beer, Cl. A	17,231	[a,b]	2,277,077
Hain Celestial Group	58,321	[b]	2,264,021
			4,541,098
Health Care Equipment & Services - 7.0%
Allscripts Healthcare Solutions	149,878	[b]	1,912,443
Amedisys	27,632	[b]	1,735,566
AMN Healthcare Services	41,538	[a,b]	1,622,059
Analogic	13,144		954,912
Anika Therapeutics	15,944	[b]	786,677
Globus Medical, Cl. A	78,963	[a,b]	2,617,623
LifePoint Health	11,148	[b]	748,588
Natus Medical	29,957	[a,b]	1,117,396
Omnicell	48,224	[b]	2,078,454
Tivity Health	39,670	[a,b]	1,580,849
			15,154,567
Insurance - 1.0%
Safety Insurance Group	11,597		792,075
Selective Insurance Group	28,849		1,443,892
			2,235,967
Materials - 3.4%
Calgon Carbon	55,680		840,768
Carpenter Technology	39,348		1,472,796
Commercial Metals	83,374	[a]	1,619,957
Haynes International	14,302		519,306
Hecla Mining Co.	176,848		901,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Materials - 3.4% (continued)
Louisiana-Pacific	81,608	[b]	1,967,569
			7,322,321
Media - 3.3%
E.W. Scripps, Cl. A	120,887	[b]	2,152,997
New York Times, Cl. A	126,213	[a]	2,233,970
Scholastic	29,867		1,301,903
Sinclair Broadcast Group, Cl. A	44,525		1,464,872
			7,153,742
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Cambrex	47,261	[a,b]	2,823,845
Supernus Pharmaceuticals	49,987	[b]	2,154,440
			4,978,285
Real Estate - 7.1%
Agree Realty	23,272	[a,c]	1,067,487
CareTrust	28,719	[c]	532,450
CyrusOne	35,670	[a,c]	1,988,602
LaSalle Hotel Properties	46,665	[a,c]	1,390,617
Outfront Media	23,767	[c]	549,493
Parkway	61,005	[c]	1,396,404
Pebblebrook Hotel Trust	74,893	[a,c]	2,414,550
STAG Industrial	64,168	[c]	1,771,037
STORE Capital	51,170	[c]	1,148,767
Tanger Factory Outlet Centers	56,719	[c]	1,473,560
Washington Prime Group	191,069	[a,c]	1,599,248
			15,332,215
Retailing - 4.2%
Dillard's, Cl. A	36,814	[a]	2,123,800
Guess?	76,732	[a]	980,635
Office Depot	270,822		1,527,436
RH	25,129	[a,b]	1,621,323
Shutterfly	33,543	[b]	1,593,292
Urban Outfitters	68,924	[a,b]	1,277,851
			9,124,337
Semiconductors & Semiconductor Equipment - 2.2%
Ambarella	8,723	[a,b]	423,502
Brooks Automation	50,260		1,090,139
Cirrus Logic	17,184	[b]	1,077,780
First Solar	28,011	[a,b]	1,117,079
Photronics	116,269	[b]	1,092,929
			4,801,429

Common Stocks - 99.6% (continued)	Shares		Value ($)
Software & Services - 7.1%
Acxiom	61,107	[b]	1,587,560
CSG Systems International	32,661		1,325,383
DST Systems	39,436		2,433,201
MicroStrategy, Cl. A	9,901	[b]	1,897,725
NIC	38,643		732,285
Shutterstock	36,707	[a,b]	1,618,045
Teradata	55,068	[a,b]	1,623,955
Verint Systems	49,901	[b]	2,030,971
WebMD Health	36,850	[b]	2,161,252
			15,410,377
Technology Hardware & Equipment - 5.6%
CalAmp	27,588	[b]	560,864
Ciena	74,145	[a,b]	1,855,108
Cray	60,918	[a,b]	1,120,891
Electronics For Imaging	30,015	[a,b]	1,422,111
FARO Technologies	16,735	[a,b]	632,583
Methode Electronics	18,867		777,320
NETGEAR	19,738	[b]	850,708
NetScout Systems	55,504	[b]	1,909,338
Plantronics	23,612		1,235,144
Tech Data	17,362	[a,b]	1,753,562
			12,117,629
Transportation - 1.5%
Hub Group, Cl. A	16,526	[b]	633,772
Kirby	16,535	[a,b]	1,105,365
Marten Transport	52,470		1,437,678
			3,176,815
Utilities - 4.7%
American States Water	23,820	[a]	1,129,306
Chesapeake Utilities	24,301		1,821,360
Hawaiian Electric Industries	52,088	[a]	1,686,609
Portland General Electric	33,534		1,532,168
Vectren	25,711		1,502,551
WGL Holdings	29,450		2,457,013
			10,129,007
Total Common Stocks (cost $178,557,407)			215,823,961
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,230,225)	2,230,225	[d]	2,230,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 7.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $16,631,670)	16,631,670 [d]	16,631,670
Total Investments (cost $197,419,302)	108.3%	234,685,856
Liabilities, Less Cash and Receivables	(8.3%)	(18,058,583)
Net Assets	100.0%	216,627,273

ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $48,759,165 and the value of the collateral held by the fund was $50,107,194, consisting of cash collateral of $16,631,670 and U.S. Government & Agency securities valued at $33,475,524.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	17.4
Capital Goods	8.8
Money Market Investments	8.7
Software & Services	7.1
Real Estate	7.1
Health Care Equipment & Services	7.0
Energy	6.0
Technology Hardware & Equipment	5.6
Utilities	4.7
Retailing	4.2
Consumer Durables & Apparel	4.0
Materials	3.4
Media	3.3
Food & Staples Retailing	3.1
Commercial & Professional Services	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Semiconductors & Semiconductor Equipment	2.2
Diversified Financials	2.1
Food, Beverage & Tobacco	2.1
Consumer Services	1.8
Automobiles & Components	1.6
Transportation	1.5
Insurance	1.0
Exchange-Traded Funds	.7
108.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	212,474,510	-	-	212,474,510
Equity Securities—
Foreign Common
Stocks†	1,847,410	-	-	1,847,410
Exchange-Traded Funds	1,502,041	-	-	1,502,041
Registered Investment
Companies	18,861,895	-	-	18,861,895

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

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traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

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benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2017, accumulated net unrealized appreciation on investments was $37,266,554, consisting of $44,288,322 gross unrealized appreciation and $7,021,768 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)